Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000227362_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000227362_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.39%)
C000205018_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000205018_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000205018_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.04%
C000206227_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000206227_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000206227_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%
C000235373_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
C000235373_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%
C000211261_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000211261_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000211261_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%
C000206225_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000206225_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000206225_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%
C000211258_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000211258_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000211258_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%
C000211260_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000211260_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000211260_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%
C000132244_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000132244_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000132244_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.87%
C000235371_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
C000235371_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%
C000211262_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000211262_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000211262_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%
C000206223_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000206223_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000206223_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%
C000206224_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000206224_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000206224_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%
C000132246_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000132246_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000132246_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.87%
C000235372_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
C000235372_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%
C000132247_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000132247_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000132247_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.87%
C000132248_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000132248_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000132248_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.87%
C000020469_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000020469_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000020469_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.87%
C000206226_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000206226_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000206226_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%
C000211259_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000211259_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000211259_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%
C000132245_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000132245_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000132245_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.87%
C000235370_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
C000235370_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%
C000211263_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000211263_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000211263_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%
C000098085_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000098085_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000098085_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.87%
C000235369_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
C000235369_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%
C000235374_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%
C000235374_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%
C000215144_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000215144_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000215144_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%
C000048885_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000048885_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000048885_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.87%
C000048886_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.14%
C000048886_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.00%
C000048886_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.87%
C000227362_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%
C000227362_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%
C000227362_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000227362_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%
C000205018_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%
C000205018_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.02%
C000205018_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%
C000205018_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%
C000205018_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.60%
C000205018_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%
C000205018_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000205018_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%
C000205018_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%
C000206227_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%
C000206227_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.82%
C000206227_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.93%
C000206227_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.21%
C000206227_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.67%
C000206227_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%
C000206227_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000206227_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%
C000206227_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%
C000235373_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.24%)
C000235373_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%
C000235373_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%
C000235373_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000235373_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%
C000235373_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%
C000211261_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.01%)
C000211261_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.93%
C000211261_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%
C000211261_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.51%
C000211261_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.72%
C000211261_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.46%
C000211261_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
C000211261_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.68%
C000211261_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%
C000206225_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%
C000206225_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.93%
C000206225_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.84%
C000206225_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000206225_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%
C000206225_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%
C000211258_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%
C000211258_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.45%
C000211258_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%
C000211258_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
C000211258_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.68%
C000211258_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%
C000211260_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.09%
C000211260_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.28%
C000211260_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%
C000211260_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
C000211260_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.68%
C000211260_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%
C000132244_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%
C000132244_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.92%
C000132244_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.55%
C000132244_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%
C000132244_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.60%
C000132244_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.56%
C000132244_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000132244_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%
C000132244_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.45%
C000235371_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%
C000235371_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000235371_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%
C000235371_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%
C000211262_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.02%)
C000211262_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.70%
C000211262_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%
C000211262_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.78%
C000211262_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.01%
C000211262_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%
C000211262_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
C000211262_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.68%
C000211262_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%
C000206223_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%
C000206223_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.81%
C000206223_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%
C000206223_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%
C000206223_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.66%
C000206223_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%
C000206223_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000206223_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%
C000206223_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%
C000206224_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%
C000206224_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.87%
C000206224_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000206224_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%
C000206224_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.87%
C000206224_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%
C000206224_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000206224_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%
C000206224_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%
C000132246_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%
C000132246_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.79%
C000132246_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.86%
C000132246_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%
C000132246_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%
C000132246_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.29%
C000132246_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%
C000132246_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.60%
C000132246_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.56%
C000132246_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000132246_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%
C000132246_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.45%
C000235372_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.89%
C000235372_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000235372_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.55%
C000235372_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%
C000235372_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%
C000235372_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%
C000132247_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%
C000132247_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.82%
C000132247_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.86%
C000132247_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%
C000132247_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.67%
C000132247_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.29%
C000132247_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%
C000132247_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.60%
C000132247_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.56%
C000132247_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000132247_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%
C000132247_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.45%
C000132248_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%
C000132248_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.87%
C000132248_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.67%
C000132248_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%
C000132248_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.87%
C000132248_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.67%
C000132248_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%
C000132248_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.60%
C000132248_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.56%
C000132248_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000132248_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%
C000132248_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.45%
C000020469_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%
C000020469_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.15%
C000020469_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.02%
C000020469_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000020469_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%
C000020469_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.79%
C000206226_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.58%
C000206226_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.04%
C000206226_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%
C000206226_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000206226_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%
C000206226_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%
C000211259_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.02%
C000211259_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.33%
C000211259_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%
C000211259_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
C000211259_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.68%
C000211259_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%
C000132245_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%
C000132245_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.91%
C000132245_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.54%
C000132245_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%
C000132245_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.60%
C000132245_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.56%
C000132245_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000132245_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%
C000132245_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.45%
C000235370_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%
C000235370_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%
C000235370_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%
C000235370_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%
C000211263_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.98%)
C000211263_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.18%
C000211263_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%
C000211263_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.00%
C000211263_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.18%
C000211263_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%
C000211263_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%
C000211263_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.68%
C000211263_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%
C000098085_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%
C000098085_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.15%
C000098085_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.78%
C000098085_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000098085_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%
C000098085_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.79%
C000235369_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%
C000235369_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%
C000235369_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%
C000235369_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%
C000235374_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.91%
C000235374_ClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%
C000235374_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.91%
C000235374_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%
C000235374_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%
C000235374_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%
C000215144_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%
C000215144_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.05%
C000215144_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%
C000215144_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%
C000215144_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.32%
C000215144_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.16%
C000048885_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%
C000048885_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000048885_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.65%
C000048885_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%
C000048885_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.26%
C000048885_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.71%
C000048886_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%
C000048886_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.00%
C000048886_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.97%
C000048886_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%
C000048886_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.40%
C000048886_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.79%